RUSSELL INVESTMENT FUNDS
Supplement dated March 13, 2012 to
PROSPECTUS DATED MAY 1, 2011
As supplemented August 1, 2011, November 1, 2011
and December 20, 2011
MULTI-STYLE EQUITY FUND “SELECT HOLDINGS” STRATEGY: RIMCo is no longer employing a “select holdings” strategy for the Multi-Style Equity Fund. Accordingly, any reference to this strategy in the sections entitled “Risk/Return Summary” and “Investment Objective and Investment Strategies” for the Multi-Style Equity Fund and in the sections entitled “Management of the Funds” and “Risks” is deleted.